Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Debt discount current	$ 200,313	$ 200,313
Debt discount non current	$ 1,310,921
Common stock, no par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	67,169,962	25,413,920
Common stock, shares outstanding	67,169,962	25,413,920